Employee Benefits (Tables)	12 Months Ended
Dec. 31, 2025
Retirement Benefits [Abstract]
Changes in Benefit Obligation and Fair Value of Plan Assets
Table 21.1 presents the changes in the benefit obligation and the fair value of plan assets, the funded status, and the amounts recognized on our consolidated balance sheet. Changes in the benefit obligation for the qualified plans were driven by the amounts of benefits paid and changes in the actuarial loss (gain) amounts, which are driven by changes in the discount rates at December 31, 2025 and 2024, respectively.
Table 21.1: Changes in Benefit Obligation and Fair Value of Plan Assets

	December 31, 2025			December 31, 2024
	Pension benefits			Pension benefits
(in millions)	Qualified	Non- qualified	Other benefits	Qualified	Non- qualified	Other benefits
Change in benefit obligation:
Benefit obligation at beginning of period	$7,476	325	269	8,126	375	287
Service cost	34	—	—	29	—	—
Interest cost	390	15	13	387	17	13
Plan participants’ contributions	—	—	37	—	—	33
Actuarial loss (gain)	159	18	(10)	(379)	(27)	(1)
Benefits paid	(702)	(40)	(72)	(679)	(40)	(66)
Settlements, Curtailments, and Amendments	1	—	21	(3)	—	4
Foreign exchange impact	(5)	—	—	(5)	—	(1)
Benefit obligation at end of period	7,353	318	258	7,476	325	269

Change in plan assets:
Fair value of plan assets at beginning of period	8,136	—	496	8,634	—	497
Actual return on plan assets	668	—	40	167	—	26
Employer contribution	18	40	6	16	40	6
Plan participants’ contributions	—	—	37	—	—	33
Benefits paid	(702)	(40)	(72)	(679)	(40)	(66)
Foreign exchange impact	(1)	—	—	(2)	—	—
Fair value of plan assets at end of period	8,119	—	507	8,136	—	496
Funded status at end of period	$766	(318)	249	660	(325)	227
Amounts recognized on the consolidated balance sheet at end of period:
Assets	$874	—	261	751	—	240
Liabilities	(108)	(318)	(12)	(91)	(325)	(13)

Plans with Benefit Obligations in Excess of Plan Assets
Table 21.2 provides information for pension and postretirement plans with benefit obligations in excess of plan assets.
Table 21.2: Plans with Benefit Obligations in Excess of Plan Assets

	December 31, 2025		December 31, 2024
(in millions)	Pension benefits	Other benefits	Pension benefits	Other benefits
Projected benefit obligation	$428	N/A	473	N/A
Accumulated benefit obligation	371	12	424	13
Fair value of plan assets	2	—	56	—

Net Periodic Benefit Cost and Other Comprehensive Income
Table 21.3 presents the components of net periodic benefit cost and OCI. Service cost is reported in personnel expense and all other components of net periodic benefit cost are reported in other noninterest expense on our consolidated statement of income.
Table 21.3: Net Periodic Benefit Cost and Other Comprehensive Income

	December 31, 2025			December 31, 2024			December 31, 2023
	Pension benefits			Pension benefits			Pension benefits
(in millions)	Qualified	Non- qualified	Other benefits	Qualified	Non- qualified	Other benefits	Qualified	Non- qualified	Other benefits
Service cost	$34	—	—	29	—	—	25	—	—
Interest cost	390	15	13	387	17	13	403	18	15
Expected return on plan assets	(492)	—	(28)	(472)	—	(25)	(503)	—	(25)
Amortization of net actuarial loss (gain)	133	2	(25)	138	5	(24)	139	5	(25)
Amortization of prior service credit	—	—	(9)	—	—	(10)	—	—	(10)
Settlement loss	—	1	—	—	—	—	—	—	—
Curtailment gain	—	—	—	(3)	—	—	—	—	—
Net periodic benefit cost	65	18	(49)	79	22	(46)	64	23	(45)
Other changes in plan assets and benefit obligations recognized in other comprehensive income:
Net actuarial loss (gain)	(17)	18	(22)	(74)	(27)	(2)	41	8	(27)
Amortization of net actuarial gain (loss)	(133)	(2)	25	(138)	(5)	24	(139)	(5)	25
Prior service cost	1	—	21	—	—	4	—	—	—
Amortization of prior service credit	—	—	9	—	—	10	—	—	10
Settlement loss	—	(1)	—	—	—	—	—	—	—
Total recognized in other comprehensive income	(149)	15	33	(212)	(32)	36	(98)	3	8
Total recognized in net periodic benefit cost and other comprehensive income	$(84)	33	(16)	(133)	(10)	(10)	(34)	26	(37)

Benefits Recognized in Accumulated OCI
Table 21.4 provides the amounts recognized in AOCI (pre-tax).
Table 21.4: Benefits Recognized in Accumulated OCI

	December 31, 2025			December 31, 2024
	Pension benefits			Pension benefits
(in millions)	Qualified	Non- qualified	Other benefits	Qualified	Non- qualified	Other benefits
Net actuarial loss (gain)	$2,480	57	(381)	2,630	42	(384)
Net prior service cost (credit)	1	—	(62)	—	—	(92)
Total	$2,481	57	(443)	2,630	42	(476)

Weighted-Average Assumptions Used to Estimate Projected Benefit Obligation and Weighted-Average Assumptions Used to Determine Net Periodic Benefit Cost	Table 21.5 presents the weighted-average assumptions used to estimate the projected benefit obligation.
Table 21.5: Weighted-Average Assumptions Used to Estimate Projected Benefit Obligation

	December 31, 2025			December 31, 2024
	Pension benefits			Pension benefits
	Qualified	Non- qualified	Other benefits	Qualified	Non- qualified	Other benefits
Discount rate	5.40%	5.10	5.22	5.62	5.48	5.49
Interest crediting rate	4.34	3.98	N/A	4.55	4.07	N/A

Table 21.6 presents the weighted-average assumptions used to determine the net periodic benefit cost, including the impact of interim re-measurements as applicable.

Table 21.6: Weighted-Average Assumptions Used to Determine Net Periodic Benefit Cost

	December 31, 2025			December 31, 2024			December 31, 2023
	Pension benefits			Pension benefits			Pension benefits
	Qualified	Non- qualified	Other benefits	Qualified	Non- qualified	Other benefits	Qualified	Non- qualified	Other benefits
Discount rate	5.43%	5.19	5.10	4.93	4.85	4.86	5.12	5.04	5.06
Interest crediting rate	4.55	4.03	N/A	3.91	3.39	N/A	4.10	3.58	N/A
Expected return on plan assets	6.32	N/A	5.72	5.71	N/A	5.16	6.09	N/A	5.34

Projected Benefit Payments
Future benefits that we expect to pay under the pension and other benefit plans are presented in Table 21.7.

Table 21.7: Projected Benefit Payments

	Pension benefits
(in millions)	Qualified	Non- qualified	Other benefits
Period ended December 31,
2026	$701	35	27
2027	674	35	26
2028	627	32	25
2029	604	32	24
2030	589	30	23
2031-2035	2,818	127	99

Pension and Other Benefit Plan Assets
Table 21.8 presents the classification of the fair value of the combined pension plan and other benefit plan assets in the fair value hierarchy. See Note 14 (Fair Value Measurements) for a description of the fair value hierarchy, including a summary of valuation methodologies used for assets measured at fair value. Level 3 assets were insignificant.
Table 21.8: Pension and Other Benefit Plan Assets

(in millions)	Level 1	Level 2	Level 3	Total
December 31, 2025
Debt securities (1)	$1,518	4,615	—	6,133
Equity securities and mutual funds	818	—	—	818
Collective investment funds	—	1,096	—	1,096
Other	2	228	34	264
Total plan investments – excluding investments at NAV	$2,338	5,939	34	8,311
Investments at NAV as a practical expedient (2)				247
Net receivables				68
Total plan assets				$8,626
December 31, 2024
Debt securities (1)	$1,581	4,561	—	6,142
Equity securities and mutual funds	983	—	—	983
Collective investment funds	—	1,062	—	1,062
Other	2	112	34	148
Total plan investments – excluding investments at NAV	$2,566	5,735	34	8,335
Investments at NAV as a practical expedient (2)				246
Net receivables				51
Total plan assets				$8,632
(1)Level 1 includes securities of the U.S. Treasury and Level 2 includes corporate debt securities.
(2)Investments that are measured using the non-published net asset value (NAV) per share (or its equivalent) as a practical expedient are excluded from the fair value hierarchy.